Inventories, net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials	¥ 1,539,710	$ 214,194	¥ 1,362,592
Finished goods	76,899	10,697	187,778
Total	1,616,609	224,891	1,550,370
Total	1,616,609	224,891	1,550,370
Less: Inventory allowance	(850,926)	(118,375)	(176,459)
Inventories, net	765,683	106,516	1,373,911
Inventories, net	¥ 765,683	$ 106,516	¥ 1,373,911